SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Summarized activity in the allowance for doubtful accounts

MILLIONS	2012	2011	2010
Beginning balance	$49	$45	$52
Bad debt expense	37	15	18
Write-offs	(13)	(16)	(20)
Other(a)	—	5	(5)
Ending balance	$73	$49	$45

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Changes in the carrying amount of goodwill

	U.S.	U.S.	INTERNATIONAL
	CLEANING &	OTHER	CLEANING, SANITIZING	GLOBAL	GLOBAL	GLOBAL
MILLIONS	SANITIZING	SERVICES	& SERVICES	WATER(b)	PAPER(b)	ENERGY(b)	TOTAL
December 31, 2010	$454.4	$50.5	$824.4	$—	$—	$—	$1,329.3
Business acquisitions(a)	89.2	—	5.1	1,933.0	179.3	2,291.6	4,498.2
Effect of foreign currency translation	—	—	27.8	—	—	—	27.8
December 31, 2011	543.6	50.5	857.3	1,933.0	179.3	2,291.6	5,855.3
Current year business acquisitions(a)	—	—	17.1	6.1	—	—	23.2
Prior year business acquisitions	—	—	—	22.9	9.6	20.5	53.0
Business disposals	(17.1)	—	—	—	—	—	(17.1)
Effect of foreign currency translation	—	—	(19.2)	11.1	1.0	13.2	6.1
Reclassifications(c)	(12.6)	—	(7.5)	20.1	—	—	—
December 31, 2012	$513.9	$50.5	$847.7	$1,993.2	$189.9	$2,325.3	$5,920.5

(a)	For 2012, none of the goodwill acquired is expected to be tax deductible. For 2011, $89.2 million of goodwill acquired is expected to be tax deductible.

(b)

The company completed its segment goodwill allocation related to the Nalco merger during the second quarter of 2012. As such, goodwill acquired through the Nalco merger has been disclosed for each legacy Nalco reportable segment above as of the date of the merger (December 1, 2011).

(c)	The reclassifications line represents the transfer of certain water treatment related goodwill into the Global Water reportable segment.

Weighted-average useful life by type of asset	NUMBER OF YEARS
Customer relationships	15
Trademarks	16
Patents	14
Other technology	8

Future estimated amortization expenses	MILLIONS
2010	$41
2011	62
2012	237
2013	240
2014	224
2015	223
2016	217
2017	214

Basic and diluted earnings attributable to Ecolab per share

MILLIONS EXCEPT PER SHARE	2012	2011	2010
Net income attributable to Ecolab	$703.6	$462.5	$530.3
Weighted-average common shares outstanding
Basic	292.5	236.9	233.4
Effect of dilutive stock options, units and awards	6.4	5.2	4.2
Diluted	298.9	242.1	237.6
Earnings attributable to Ecolab per common share
Basic	$2.41	$1.95	$2.27
Diluted	$2.35	$1.91	$2.23
Anti-dilutive securities excluded from the computation of earnings per share	2.6	4.7	6.2